Vessels, Net - Disposal of Vessels (Details) $ in Thousands	3 Months Ended				4 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($)	Mar. 25, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 29, 2018 USD ($)	May 10, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Gain on sale of vessel	$ 2,594		$ 0			$ 3,245	$ 25
Accrued costs relating to sale of vessel						$ 0	$ 200
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type		2000-built VLCC
Vessels capacity in DWT		298,570
Sale price		$ 21,750
Gain on sale of vessel		$ 651
Shinyo Ocean
Property, Plant and Equipment [Line Items]
Vessel type					2001-built VLCC
Vessels capacity in DWT					281,395
Sale price					$ 12,525
Gain on sale of vessel					$ 2,594
Nave Galactic
Property, Plant and Equipment [Line Items]
Vessel type				2009-built VLCC
Vessels capacity in DWT				297,168
Sale price				$ 44,500
Gain on sale of vessel				25
Write-off of unamortized dry-docking				465
Write-off of working capital				376
Accrued costs relating to sale of vessel				$ 200